Business Combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business Combinations
28	Business Combinations

(a)	Acquisition of a long-form audio company
In March 2021, the Company acquired 100% of the equity interest of a long-form audio company. The total consideration of the acquisition comprised: (i) an aggregate amount of
RMB2,231
million to be settled unconditionally in cash, and (ii) cash of
RMB252
million and the Company’s RSUs of RMB216
million to be settled in several tranches in subsequent years, subject to fulfillment of certain conditions related to certain employee’s continuing employment post acquisition (“Contingent Consideration”). The Contingent Consideration is accounted for as post-acquisition employment compensation expenses.
The acquisition is expected to help accelerate the growth of the Group’s long-form audio business. Goodwill arising from the acquisition was attributable to an increased share of the long-form audio market of China. The goodwill recognized was not deductible for income tax purpose.

(a)	Acquisition of a long-form audio company (Continued)

The following table summarizes the amount of identifiable assets acquired and liabilities assumed at the acquisition date.

RMB’million
Purchase consideration	2,231

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	196
Short-term investment	100
Accounts receivable	30
Intangible assets	496
Prepayments, deposits and other assets	7
Deferred revenue	(53)
Other payables and accruals	(30)
Accounts payable	(22)
Deferred tax liabilities	(73)
Goodwill	1,580

2,231

The revenue and the results contributed by the acquiree to the Group subsequent to the acquisition were insignificant. The Group’s revenue and results for the year would not be materially different should the acquisition had occurred on January 1, 2021.
Transaction costs were not significant and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2021.

(b)	Other business combination
During the year ended 31 December 2021, the Group made an step-up acquisition from an existing associate to a subsidiary for consideration of
RMB32 million.
The revenue and the results contributed by the acquired subsidiary subsequent to the acquisition was insignificant to the Group. The Group’s revenue and results for the year would not be materially different should these acquisitions had occurred on 1 January 2021.